Provision for Environmental Rehabilitation - Disclosure of Rates Used in the Calculated of the Provision (Details) - Provision for environmental rehabilitation	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
South African operations | – 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.83%	6.59%	6.55%
Discount rates	9.00%	9.30%	5.50%
South African operations | Between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.68%	5.65%	5.20%
South African operations | Between two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.64%	5.68%
South African operations | Between three to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate			5.50%
South African operations | Long term year four onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.64%	5.64%
South African operations | Due between 0 to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	9.20%	8.30%
South African operations | – two to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	9.20%	0.00%	0.00%
South African operations | – five to seven years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	10.90%	0.00%	0.00%
South African operations | – six to nine years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	0.00%	10.60%	9.90%
South African operations | Due between 10 to 15 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	12.00%	12.10%	10.90%
South African operations | Due between 15 to 20 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	12.60%	0.00%	0.00%
South African operations | – twenty years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	12.70%	0.00%	0.00%
PNG operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.74%	4.84%	5.33%
Discount rates	10.33%	9.33%	8.45%